RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Feishang Enterprise and its subsidiaries	[1],[2]	$ 1,428		¥ 10,422	¥ 6,078
Anka Capital Limited	[3],[4]	129		939	2,991
Payable to related companies		1,557		11,361	9,069
Feishang Group	[1],[5]				7,153
Feishang Group	[1]	10,766		78,567	78,520
Payable to the share holder		10,766		78,567	85,673
Anka			[3]		360
Lease liabilities to related parties			[3]		¥ 360

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise and its subsidiaries. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group. The Company repaid HK$8.4 million to Feishang Group in 2024.